Fair Value of Financial Assets and Liabilities - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying value of asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash and cash equivalents	$ 128,878	$ 129,005
Restricted Cash	84	93
Carrying value of asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments	109	636
Derivative instruments	(23,434)	(2,371)
Carrying value of asset (liability) | Level 2 | Floating rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Long-term debt	(1,120,172)	(487,381)
Carrying value of asset (liability) | Level 2 | Fixed rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Long-term debt	(281,307)	(291,468)
Fair value asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash and cash equivalents	128,878	129,005
Restricted Cash	84	93
Fair value asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments	109	636
Derivative instruments	(23,434)	(2,371)
Fair value asset (liability) | Level 2 | Floating rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Long-term debt	(1,135,616)	(491,654)
Fair value asset (liability) | Level 2 | Fixed rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Long-term debt	$ (306,621)	$ (294,263)